Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
July 31, 2024
AEA-NPRT3-0924
1.804857.120
Common Stocks - 97.4%
	Shares	Value ($)
China - 34.5%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	366,600	7,982,204
AK Medical Holdings Ltd. (a)(b)	4,066,765	2,248,658
Akeso, Inc. (a)(b)(c)	160,127	866,953
Alibaba Group Holding Ltd.	1,119,083	11,012,028
Alibaba Group Holding Ltd. sponsored ADR	54,500	4,297,325
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	39,521	405,843
(H Shares) (b)	97,100	584,749
Beijing Chunlizhengda Medical Instruments Co. Ltd.	239,600	426,118
Beijing Sinohytec Co. Ltd. (A Shares)	236,835	695,440
BYD Co. Ltd. (H Shares)	166,000	4,914,393
Empyrean Technology Co. Ltd. (A Shares)	66,000	719,809
Estun Automation Co. Ltd.:
(A Shares)	964,000	1,771,845
(A Shares)	406,600	747,336
Glodon Co. Ltd. (A Shares)	2,435,781	3,670,667
GRG Metrology & Test Co. Ltd. (A Shares)	374,269	652,661
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	149,356	602,616
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	122,208	906,605
Hygeia Healthcare Holdings Co. (a)(b)	134,600	362,650
Innovent Biologics, Inc. (b)(c)	337,470	1,671,617
Joinn Laboratories China Co. Ltd. (A Shares)	291,436	610,745
Kangji Medical Holdings Ltd.	643,038	469,140
Kanzhun Ltd. ADR	61,914	840,792
KE Holdings, Inc. ADR	86,806	1,202,263
Kindstar Globalgene Technology, Inc. (b)	2,605,082	450,138
Kingsemi Co. Ltd. (A Shares)	278,545	2,722,659
Kuaishou Technology Class B (b)(c)	284,539	1,595,168
Li Auto, Inc. ADR (a)(c)	159,031	3,139,272
Li Ning Co. Ltd.	998,954	1,866,762
Maxscend Microelectronics Co. Ltd. (A Shares)	56,200	600,551
Meituan Class B (b)(c)	370,772	5,133,958
Microport Cardioflow Medtech Corp. (a)(b)(c)	4,100,175	388,351
MicroPort NeuroTech Ltd. (a)	213,838	215,676
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (b)(c)	525,611	252,282
NAURA Technology Group Co. Ltd.	137,973	6,547,256
NXP Semiconductors NV	16,012	4,213,718
PDD Holdings, Inc. ADR (c)	153,632	19,801,628
Ping An Insurance Group Co. of China Ltd. (H Shares)	985,043	4,277,669
SG Micro Corp. (A Shares)	34,500	376,550
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares)	870,100	2,474,207
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares)	144,830	908,128
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares)	47,464	657,287
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	119,639	4,260,588
Silergy Corp.	69,000	958,128
SITC International Holdings Co. Ltd.	561,041	1,249,495
Skyverse Technology Co. Ltd.	183,400	1,348,367
Smoore International Holdings Ltd. (a)(b)	791,437	924,864
SonoScape Medical Corp.	215,500	1,067,090
Tencent Holdings Ltd.	155,877	7,193,171
Tofflon Science & Technology Group Co. Ltd. (A Shares)	1,233,386	1,976,561
Trip.com Group Ltd. (c)	38,472	1,642,436
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	1,074,577	618,378
Warom Technology, Inc. Co.	402,800	1,134,797
Weihai Guangwei Composites Co. Ltd. (A Shares)	291,744	1,139,942
WuXi AppTec Co. Ltd. (H Shares) (b)	440,346	1,806,395
Wuxi Biologics (Cayman), Inc. (b)(c)	419,679	613,846
WuXi XDC Cayman, Inc. (a)	2,271,881	5,205,101
Zai Lab Ltd. ADR (a)(c)	36,434	693,339
ZKH Group Ltd. (A Shares) (c)	9	1
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(c)	605,892	814,282
TOTAL CHINA		135,930,498
Hong Kong - 3.6%
AIA Group Ltd.	1,001,841	6,701,175
Hong Kong Exchanges and Clearing Ltd.	135,391	3,993,634
Huanxi Media Group Ltd. (a)(c)	9,140,292	678,545
J&T Global Express Ltd. (a)	3,837,163	3,020,479
TOTAL HONG KONG		14,393,833
India - 25.4%
Amber Enterprises India Ltd. (c)	14,757	763,954
Aster DM Healthcare Ltd. (b)	141,756	587,576
Bajaj Finance Ltd.	19,083	1,551,421
Bharat Electronics Ltd.	417,188	1,574,773
Computer Age Management Services Private Ltd.	123,807	6,704,651
Delhivery Private Ltd. (c)	1,280,346	6,177,874
Devyani International Ltd. (c)	325,444	697,082
Eicher Motors Ltd.	24,474	1,450,619
GMR Airports Infrastructure Ltd. (c)	1,077,108	1,308,696
Go Digit General Insurance Ltd.	148,426	621,605
Go Digit General Insurance Ltd.	147,565	617,999
HDFC Asset Management Co. Ltd. (b)	79,578	3,910,335
HDFC Bank Ltd.	408,828	7,900,388
HDFC Standard Life Insurance Co. Ltd. (b)	279,392	2,387,558
Hindustan Aeronautics Ltd.	82,034	4,823,262
INOX India Ltd.	53,460	826,695
Juniper Hotels Ltd.	404,869	2,049,059
Kotak Mahindra Bank Ltd.	35,868	774,483
Larsen & Toubro Ltd.	27,471	1,251,697
MakeMyTrip Ltd. (a)(c)	213,874	20,016,468
Page Industries Ltd.	1,315	665,869
Reliance Industries Ltd.	205,397	7,386,072
Sapphire Foods India Ltd. (c)	59,743	1,178,658
SIS Ltd. (c)	162,271	826,978
SRF Ltd.	23,108	729,965
Syngene International Ltd. (b)	76,047	733,696
Tata Motors Ltd.	220,074	3,040,192
Tbo Tek Ltd.	2,302	50,486
Vijaya Diagnostic Centre Pvt Ltd.	54,106	510,928
Zomato Ltd. (c)	6,978,453	19,123,947
TOTAL INDIA		100,242,986
Indonesia - 1.2%
PT Bank Central Asia Tbk	4,674,158	2,953,688
PT Bank Rakyat Indonesia (Persero) Tbk	5,887,598	1,694,098
TOTAL INDONESIA		4,647,786
Japan - 0.9%
Freee KK (c)	72,962	1,188,880
Money Forward, Inc. (c)	68,511	2,262,891
TOTAL JAPAN		3,451,771
Korea (South) - 10.0%
Delivery Hero AG (b)(c)	110,403	2,456,267
Gabia, Inc.	64,100	658,881
Kakao Corp.	32,441	928,381
Kakao Pay Corp. (c)	49,849	918,891
Kia Corp.	35,380	2,895,406
NAVER Corp.	28,079	3,566,785
Samsung Electronics Co. Ltd.	324,691	19,887,410
SK Hynix, Inc.	49,977	7,100,011
Webtoon Entertainment, Inc.	40,910	873,429
TOTAL KOREA (SOUTH)		39,285,461
Netherlands - 0.7%
ASML Holding NV (Netherlands)	2,920	2,687,725
Singapore - 6.3%
Oversea-Chinese Banking Corp. Ltd.	149,727	1,663,384
Sea Ltd. ADR Class A (c)	334,978	22,008,055
United Overseas Bank Ltd.	51,594	1,248,647
TOTAL SINGAPORE		24,920,086
Switzerland - 0.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (b)	87,100	583,904
ZWSOFT Co. Ltd. Guangzhou (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (b)	97,608	900,405
TOTAL SWITZERLAND		1,484,309
Taiwan - 12.8%
MediaTek, Inc.	41,000	1,568,314
Taiwan Semiconductor Manufacturing Co. Ltd.	1,540,393	45,131,629
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,288	1,374,150
Unimicron Technology Corp.	392,000	2,193,932
TOTAL TAIWAN		50,268,025
United Kingdom - 0.2%
Endava PLC ADR (c)	28,294	901,447
United States of America - 1.1%
ON Semiconductor Corp. (c)	26,912	2,105,864
Space Exploration Technologies Corp. (c)(d)(e)	6,000	672,000
Teradyne, Inc.	11,862	1,555,820
TOTAL UNITED STATES OF AMERICA		4,333,684
Vietnam - 0.3%
Vietnam Dairy Products Corp.	491,921	1,394,913
TOTAL COMMON STOCKS (Cost $290,904,276)		383,942,524

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
China - 0.8%
ByteDance Ltd. Series E1 (c)(d)(e)	11,980	2,753,244
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)(e)	65,318	299,156
		3,052,400
India - 0.0%
Meesho:
Series D2 (d)(e)	2,422	135,075
Series E (d)(e)	403	22,475
Series F (c)(d)(e)	374	21,221
		178,771
TOTAL CONVERTIBLE PREFERRED STOCKS		3,231,171
Nonconvertible Preferred Stocks - 0.7%
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	55,109	2,611,038
TOTAL PREFERRED STOCKS (Cost $4,202,926)		5,842,209

Money Market Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	8,117,032	8,118,656
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	31,593,491	31,596,650
TOTAL MONEY MARKET FUNDS (Cost $39,715,306)		39,715,306

TOTAL INVESTMENT IN SECURITIES - 109.0% (Cost $334,822,508)	429,500,039
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(35,526,136)
NET ASSETS - 100.0%	393,973,903

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,892,030 or 7.6% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,903,171 or 1.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Meesho Series D2	7/15/24	135,632

Meesho Series E	7/15/24	22,568

Meesho Series F	7/15/24	20,944

Space Exploration Technologies Corp.	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	90,707,474	82,588,800	129,599	(18)	-	8,118,656	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,074,240	98,632,968	74,110,558	167,924	-	-	31,596,650	0.1%
Total	7,074,240	189,340,442	156,699,358	297,523	(18)	-	39,715,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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